Segment Information (Details) $ in Millions		3 Months Ended								12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) state	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) state segment division	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2014
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of business segments | segment										3
Number of states in which entity operates | state		27								27
Number of states where personal lending has ceased | state										14
Interest income		$ 430	$ 422	$ 406	$ 399	$ 403	$ 431	$ 389	$ 402	$ 1,657	$ 1,625	$ 1,637
Interest expense		167	171	171	158	157	172	172	182	667	683	843
Net interest income										990	942	794
Provision for finance receivable losses		109	78	73	79	87	85	80	100	339	352	371
Net interest income after provision for finance receivable losses										651	590	423
Other revenues		81	49	59	54	(38)	602	90	91	243	745	161
Other expenses		198	182	186	169	172	182	152	151	735	657	709
Income (loss) before provision for (benefit from) income taxes		37	$ 40	$ 35	$ 47	(51)	$ 594	$ 75	$ 60	159	678	(125)
Income before provision for income taxes attributable to non-controlling interests										127	48
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										32	630
Assets		12,188				10,998				12,188	10,998	12,612
Debt issuance cost	$ 32									29
Unearned insurance premium and claim reserves		$ 250				217				250	217	(172)
Insurance										158	166	148
Investment										49	39	34
Net loss on repurchases and repayments of debt										0	(66)	(42)
Net gain on fair value adjustments on debt										0	1	0
Net gain (loss) on sales of real estate loans and related trust assets										0	626	0
Other										36	(21)	21
Salaries and benefits										364	321	447
Other operating expenses										$ 299	261	197
Adjustments for New Accounting Principle, Early Adoption
Information about segments as well as reconciliations to consolidated financial statement amounts
Debt issuance cost											29	39
Consumer and Insurance
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of operating segments | division										2
Number of states in which entity operates | state		27								27
Corporate Joint Venture
Information about segments as well as reconciliations to consolidated financial statement amounts
Ownership percentage - SpringCastle		47.00%								47.00%			47.00%
Operating Segments | Consumer and Insurance
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income										$ 1,115	911	721
Interest expense										190	163	149
Provision for finance receivable losses										255	200	117
Net interest income after provision for finance receivable losses										670	548	455
Other revenues										212	215	197
Other expenses										622	523	448
Income (loss) before provision for (benefit from) income taxes										260	240	204
Income before provision for income taxes attributable to non-controlling interests										0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										260	240
Assets		$ 5,632				4,218				5,632	4,218	3,999
Operating Segments | Acquisitions and Servicing Segment
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income										455	212	0
Interest expense										87	36	0
Provision for finance receivable losses										68	36	0
Net interest income after provision for finance receivable losses										300	140	0
Other revenues										5	(15)	0
Other expenses										61	30	0
Income (loss) before provision for (benefit from) income taxes										244	95	0
Income before provision for income taxes attributable to non-controlling interests										127	48
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										117	47
Assets		1,784				2,536				1,784	2,536
Operating Segments | Real Estate Loans
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income										68	401	690
Interest expense										213	349	539
Provision for finance receivable losses										(2)	128	255
Net interest income after provision for finance receivable losses										(143)	(76)	(104)
Other revenues										4	162	7
Other expenses										33	91	84
Income (loss) before provision for (benefit from) income taxes										(172)	(5)	(181)
Income before provision for income taxes attributable to non-controlling interests											0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										(172)	(5)
Assets		711				3,665				711	3,665	8,487
Consolidation, Eliminations [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income										0	0	0
Interest expense										(5)	(5)
Net interest income after provision for finance receivable losses										5	5	0
Other revenues										(5)	(5)	0
Other expenses										0	0	0
Income (loss) before provision for (benefit from) income taxes										0	0	0
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation											0
Assets						0					0	0
Segment Reconciling Items [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Interest income										11	85	181
Interest expense										127	133	140
Provision for finance receivable losses										17	(19)	(1)
Net interest income after provision for finance receivable losses										(133)	(29)	42
Other revenues										(15)	382	(56)
Other expenses										2	3	3
Income (loss) before provision for (benefit from) income taxes										(150)	350	(17)
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										(150)	350
Assets		(58)				24				$ (58)	24	(485)
Non-core [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of states where personal lending has ceased | state										14
Interest income										$ 8	16	45
Interest expense										55	7	15
Provision for finance receivable losses										1	7
Net interest income after provision for finance receivable losses										(48)	2	30
Other revenues										42	6	13
Other expenses										17	10	174
Income (loss) before provision for (benefit from) income taxes										(23)	(2)	(131)
Income before provision for income taxes attributable to non-controlling interests										0	0
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation										(23)	(2)
Assets		$ 4,119				$ 555				$ 4,119	$ 555	$ 611